NON-CURRENT ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Disclosure of non-current assets held for sale [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]

NOTE 13 – NON-CURRENT ASSETS HELD FOR SALE

The movement of the non-current assets held for sale during the years ended December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at the beginning of the year	Ps.	101,382	Ps.	259,527	Ps.	199,475
Additions		180,296		89,216		236,632
Assets sold		(52,164)		(78,784)		(130,784)
Changes in fair value		(25,136)		(37,818)		(34,572)
Reclassifications (1)		(20,038)		(134,795)		(5,631)
Exchange gains in foreign currency		2,374		4,036		(5,593)
Balance at year end	Ps.	186,714	Ps.	101,382	Ps.	259,527
(1)

Includes reclassifications to: I) Investment properties by Ps. (19,718), II) other assets by Ps. (299) and III) Investments by Ps. (21) at December 2018 and I) Investment properties by PS. (108,924); II) Investments by Ps. (23,368) and III) Other assets by Ps. (2,503) at December 2017.

The following is the detail of the non-current assets held for sale:

	December 31, 2018		December 31, 2017
Foreclosed assets
Movable property	Ps.	19,733	Ps.	8,523
Residential real estate		33,622		31,666
Other real estate		88,569		37,061
	Ps.	141,924	Ps.	77,250
Assets received from leasing agreements
Machinery and equipment		14,989		15,640
Vehicles		984		1,623
Real estate		25,060		1,963
	Ps.	41,033	Ps.	19,226
Other non-current assets held for sale
Real estate		3,517		982
Other		240		3,924
		3,757		4,906
Total non-current assets held for sale	Ps.	186,714	Ps.	101,382

Following is the detail of the associated liabilities to assets held for sale:

	December 31, 2018		December 31, 2017
Commercial accounts payable	Ps.	15,876	Ps.	18,382
Total	Ps.	15,876	Ps.	18,382

Non-current assets held for sale are primarily assets received through foreclosure from assets pledged as loan collateral. Accordingly, Grupo Aval´s intention is to sell them immediately, and it has departments, processes and special sales programs for that purpose. Foreclosed assets are either sold for cash or financing for their sale is provided to potential buyers under normal market conditions. These are expected to be sold within a period of 12 months subsequent to their classification as assets held for sale. There are options contracts in place for some of these assets. Note 4.1 on credit risk contains information on assets received through foreclosure and sold during the period. During the years ended on December 31, 2018, 2017 and 2016, there were no changes in plans for the disposal of non-current assets held for sale.